CONDENSED CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Allowance for doubtful accounts, accounts receivable	$ 45,348	$ 47,162
Allowance for doubtful accounts of costs and estimated earnings in excess of billings	6,672	6,981
Allowance for doubtful accounts, other receivables	$ 4,390	$ 4,879
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	60,537,099	60,342,099
Common stock, shares outstanding (in shares)	60,537,099	60,342,099
Liabilities, Current	$ 332,809	$ 341,499
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities, Current	$ 9,610	$ 17,776